Bank loan (Details) In Thousands, unless otherwise specified	0 Months Ended	12 Months Ended
	Jul. 11, 2012	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY	Mar. 31, 2012 CNY	Mar. 31, 2011 CNY
Bank loan [Abstract]
Proceeds from bank loan		$ 8,050	50,000	45,000	45,000
Floating interest rate, percentage multiple	120.00%
Interest rate at period end		7.20%	7.20%